Equity Incentive Plan RSUs Outstanding (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, period start	20,798	53,004
Outstanding, Weighted Average Grant Date Fair Value, period start	$ 4.99	$ 31.21
Grants in Period	0	100,000
Grants in Period, Weighted Average Grant Date Fair Value	$ 0	$ 2.51
Vested and Released	(20,420)	(131,541)
Vested in Period, Weighted Average Grant Date Fair Value	$ 3.82	$ 9.68
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(378)	(665)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 68.02	$ 64.95
Outstanding, Number, period end	0	20,798
Outstanding, Weighted Average Grant Date Fair Value, period end	$ 0	$ 4.99